Fees Summary	Aug. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 672,000
Previously Paid Amount	0.00
Total Fee Amount	99.19
Total Offset Amount	0.00
Net Fee	99.19
Narrative - Max Aggregate Offering Price	$ 672,000
Final Prospectus	true